Annual Total Returns - BLACKROCK LIFEPATH INDEX 2055 FUND (Class K) [BarChart] - Class K - BLACKROCK LIFEPATH INDEX 2055 FUND - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	16.83%
Annual Return 2013	22.95%
Annual Return 2014	7.50%
Annual Return 2015	(0.60%)
Annual Return 2016	8.37%
Annual Return 2017	21.43%
Annual Return 2018	(7.79%)
Annual Return 2019	26.89%
Annual Return 2020	15.02%